PHL Variable Insurance Company

One American Row

Hartford, CT 06102-5056

November 12, 2010

Securities and Exchange Commission

100 F Street, NW

Washington, DC 20549

RE:	PHL Variable Insurance Company
Post-effective Amendment Number 1 to Registration Statement on Form S-1, File Number 333-161382

To the Commission Staff:

Electronically transmitted for filing is Post-effective Amendment Number 1 to the registration statement on Form S-1 (file number 333-161382)(the “Post-effective Amendment”) filed under the Securities Act of 1933, as amended.

The Post-effective Amendment reflects changes to the prospectus to allow for a 4% Retirement Income Percentage as an alternative to the 5% Retirement Income Percentage provided under the definitive prospectus filed on July 19, 2010 and adds the potential for other selling firms for this product. The Post-effective Amendment also incorporates applicable prospectus disclosure changes made in connection with another of the registrant’s filings on Form S-1 for an additional version of the Income Edge (File No. 333-164778), which changes were made in response to comments from the SEC staff related to that registration statement. Finally, the Post-effective Amendment makes other changes to update information contained in the registration statement and makes certain typographical corrections and other non-material changes to the prospectus.

Requests for acceleration of the Post-effective Amendment made on behalf of the registrant and the principal underwriter for the securities offered by the registration statement, updated financial information and required consents and exhibits not included here, will be filed by amendment.

Please call me at (860) 403-6486 if you have questions concerning this filing.

Very truly yours,

/s/ Mary K. Johnson

Mary K. Johnson

Counsel

Phoenix Life Insurance Company